CAPITAL LEASE OBLIGATIONS	6 Months Ended
Jun. 30, 2019
Other Liabilities Disclosure [Abstract]
OTHER LONG-TERM LIABILITIES
CAPITAL LEASE OBLIGATIONS

(in thousands of $)	June 30, 2019	December 31, 2018
Current portion of obligations under capital leases	69,491	67,793
Obligations under capital leases - long-term portion	1,071,661	1,104,258
	1,141,152	1,172,051

In October 2015, the Company entered into agreements to charter in two 19,200 TEU newbuilding container vessels on a bareboat basis, each for a period of 15 years from delivery by the shipyard, and to charter out each vessel for the same 15-year period on a bareboat basis to MSC, an unrelated party. The first vessel was delivered in December 2016 and the second vessel was delivered in March 2017. Both vessels are accounted for as direct financing lease assets.

In December 2018, the Company entered into agreements to charter in a further two 19,400 TEU container vessels on a bareboat basis, each for a period of 15 years, and to charter out each vessel for the same 15-year period on a bareboat basis to MSC, an unrelated party. The vessels were delivered in December 2018 and both are accounted for as direct financing lease assets.

Also in 2018, the Company acquired four 13,800 TEU container vessels and three 10,600 TEU container vessels, which were subsequently refinanced with an Asian based financial institution by entering into separate sale and leaseback financing arrangements. The vessels are leased back for terms ranging from six to 11 years, with options to purchase the vessel after six years. Due to the terms of the sale and leaseback arrangements, each option is expected to be exercised on the sixth anniversary. These sale and leaseback transactions were accounted for as capital leases (Refer to Note 7: Vessels under capital lease, net).

The Company's future minimum lease obligations under the non-cancellable capital leases are as follows:

Year ending December 31,	(in thousands of $)
2019 (remaining six months)	67,552
2020	126,868
2021	126,726
2022	126,726
2023	126,726
Thereafter	976,801
Total lease obligations	1,551,399
Less: imputed interest payable	(410,247)
Present value of obligations under capital lease	1,141,152
Less: current portion	(69,491)
Obligations under capital lease - long-term portion	1,071,661

Interest incurred on capital leases in the six months ended June 30, 2019 was $31.5 million (six months ended June 30, 2018: $8.6 million; year ended December 31, 2018: $21.8 million).

Following the adoption of ASU 2016-02 from January 2019, the Company now records new and modified leases as per ASC 842. The Company has elected the practical expedient to not reassess existing leases. The adoption of the standard resulted in no opening balance adjustments. See also Recently Adopted Accounting Standards within Note 1.